Long-Term Debt - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: Current portion of notes payable	$ (6,493)	$ (4,800)
Long-term debt, gross	937,939	475,200
Less: debt issuance costs	(22,673)	(18,455)
Notes payable, net of current portion and debt issuance costs	915,266	456,745
Term loan 3
Debt Instrument [Line Items]
Term loans	644,432	480,000
Senior Notes
Debt Instrument [Line Items]
Senior Notes	300,000	$ 0
Less: debt issuance costs	$ (6,800)